Total Capital and Net Income (Loss) Per Common Unit (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Issuances of Common Units, Excluding Units from COP

The following table summarizes the issuances of common units, excluding units from the COP, during the six months ended June 30, 2013:

Date	Offering Type	Number of Common Units Issued	Offering Price	Gross Proceeds(1) (in millions of U.S. Dollars)	Net Proceeds (in millions of U.S. Dollars)	Teekay Corporation’s Ownership After the Offering (2)	Use of Proceeds
April 2013	Private	2,056,202	$29.18	61.2	61.2	28.7%	Partially finance four newbuilding shuttle tankers installments and for general partnership purposes.
May 2013	Private	1,446,654	$30.60	45.1	45.1	29.9%	$44.3 million of proceeds from the issuance of units to Teekay Corporation were used to partially finance the acquisition of Voyageur Spirit. The remainder was used for general partnership purposes.

(1)	Including General Partner’s 2% proportionate capital contribution
(2)	Including Teekay Corporation’s indirect 2% general partner interest